Property, plant and equipment - Right of Use (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 126,726
Ending balance	111,220	€ 126,726
RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,526
Ending balance	15,101	27,526
Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	167,588	140,555
Additions	16,823	29,336
Sales and disposals	(37,182)	(4,790)
Reclassifications to assets held for sale	(988)
Translation differences	266	233
Ending balance	146,507	167,588
Acquisition value | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47,777	48,239
Additions	3,450	4,306
Sales and disposals	(13,580)	(4,984)
Reclassifications to assets held for sale	(6,774)
Translation differences	205	216
Ending balance	31,078	47,777
Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	40,862	34,837
Sales and disposals	(23,342)	(4,075)
Reclassifications to assets held for sale	(290)
Translation differences	164	66
Depreciation	10,248	10,034
Ending balance	35,287	40,862
Depreciations and impairment | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,250	16,444
Sales and disposals	(7,979)	(3,993)
Reclassifications to assets held for sale	(3,279)
Translation differences	(135)	(103)
Depreciation	6,849	7,696
Ending balance	15,976	20,250
Land and building | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,410
Ending balance	11,895	20,410
Land and building | Acquisition value | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,834	37,461
Additions	1,726	703
Sales and disposals	(11,497)	(3,554)
Reclassifications to assets held for sale	(2,091)
Translation differences	202	224
Ending balance	23,174	34,834
Land and building | Depreciations and impairment | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,424	12,500
Sales and disposals	(5,922)	(2,602)
Reclassifications to assets held for sale	(699)
Translation differences	(134)	(105)
Depreciation	3,342	4,421
Ending balance	11,279	14,424
Installation and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28,530
Ending balance	20,500	28,530
Installation and machinery | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	85
Ending balance	28	85
Installation and machinery | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	57,040	46,270
Additions	6,472	5,688
Sales and disposals	(24,057)	(600)
Reclassifications	272	3,580
Translation differences	(49)	(15)
Ending balance	39,678	57,040
Installation and machinery | Acquisition value | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	437	593
Sales and disposals	(186)	(156)
Ending balance	251	437
Installation and machinery | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28,510	24,749
Sales and disposals	(13,676)	(574)
Translation differences	(11)	(1)
Depreciation	4,355	4,336
Ending balance	19,178	28,510
Installation and machinery | Depreciations and impairment | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	352	374
Sales and disposals	(186)	(156)
Depreciation	57	134
Ending balance	223	352
Furniture, fixtures & vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,704
Ending balance	4,463	5,704
Furniture, fixtures & vehicles | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,032
Ending balance	3,179	7,032
Furniture, fixtures & vehicles | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,241	7,829
Additions	268	3,438
Sales and disposals	(1,067)	(1,344)
Reclassifications	124	167
Reclassifications to assets held for sale	(249)
Translation differences	36	43
Ending balance	9,353	10,241
Furniture, fixtures & vehicles | Acquisition value | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,505	10,184
Additions	1,724	3,603
Sales and disposals	(1,897)	(1,274)
Reclassifications to assets held for sale	(4,683)
Translation differences	3	(8)
Ending balance	7,652	12,505
Furniture, fixtures & vehicles | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,537	4,582
Sales and disposals	(827)	(1,328)
Reclassifications to assets held for sale	(129)
Translation differences	19	18
Depreciation	1,290	1,265
Ending balance	4,891	4,537
Furniture, fixtures & vehicles | Depreciations and impairment | RIGHT OF USE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,473	3,569
Sales and disposals	(1,871)	(1,235)
Reclassifications to assets held for sale	(2,580)
Translation differences	(1)	2
Depreciation	3,450	3,141
Ending balance	€ 4,473	€ 5,473